LEASES (Tables)	12 Months Ended
Dec. 31, 2025
LEASES
Schedule of components of lease costs

	2025	2024
Operating lease costs	$98,355	$172,974
Short-term lease costs	46,984	181,718
Finance lease costs	—	—
Amortization of ROU assets	76,626	121,457
Interest on lease liabilities	7,856	19,000
Total lease costs	$229,821	$495,149

Schedule of weighted-average lease terms and discount rates

	2025	2024
Weighted-average remaining lease term (in years)
Operating leases	2.34	2.5
Finance leases	0.98	1.7
Weighted-average discount rate
Operating leases	10.4%	14.2%
Finance leases	8.0%	8.0%

Summary of maturities of lease liabilities

The following tables provides a summary of lease liability maturities as of December 31, 2025:

	Finance
	Leases	Operating Leases	Total
2026	$73,056	$110,773	$183,829
2027	33,814	97,545	131,359
2028	—	39,362	39,362
2029	—	—	—
Total undiscounted lease payments	106,870	247,680	354,550
Less: imputed interest	(4,723)	(22,831)	(27,554)
Total lease liabilities	$102,147	$224,849	$326,996

Schedule of maturities of finance lease liabilities

	Finance
	Leases	Operating Leases	Total
2026	$73,056	$110,773	$183,829
2027	33,814	97,545	131,359
2028	—	39,362	39,362
2029	—	—	—
Total undiscounted lease payments	106,870	247,680	354,550
Less: imputed interest	(4,723)	(22,831)	(27,554)
Total lease liabilities	$102,147	$224,849	$326,996